Fair Value Measurements	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements [Text Block]	Fair Value Measurements

Assets and liabilities that are recorded at fair value in the Registrants’ Consolidated Balance Sheets are categorized based upon the level of judgment associated with the inputs used to measure their value. Hierarchical levels, as defined below and directly related to the amount of subjectivity associated with the inputs to fair valuations of these assets and liabilities, are as follows:

Level 1: Inputs are unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date. The types of assets carried at Level 1 fair value generally are exchange-traded derivatives and equity securities, as well as natural gas inventory that has been designated as the hedged item in a fair value hedge.

Level 2: Inputs, other than quoted prices included in Level 1, are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability. Fair value assets and liabilities that are generally included in this category are derivatives with fair values based on inputs from actively quoted markets. A market approach is utilized to value the Registrants’ Level 2 natural gas derivative assets or liabilities. CenterPoint Energy’s Level 2 indexed debt securities derivative is valued using an option model and a discounted cash flow model, which uses projected dividends on the ZENS-Related Securities and a discount rate as observable inputs.

Level 3: Inputs are unobservable for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability. Unobservable inputs reflect the Registrants’ judgments about the assumptions market participants would use in pricing the asset or liability since limited market data exists. The Registrants develop these inputs based on the best information available, including the Registrants’ own data. A market approach is utilized to value the Registrants’ Level 3 assets or liabilities. As of December 31, 2019, CenterPoint Energy’s and CERC’s Level 3 assets and liabilities are comprised of physical natural gas forward contracts and options. Level 3 physical natural gas forward contracts and options are valued using a discounted cash flow model which includes illiquid forward price curve locations (ranging from $1.44 to $5.20 per MMBtu for CenterPoint Energy and from $1.44 to $5.20 per MMBtu for CERC) as an unobservable input. CenterPoint Energy’s and CERC’s Level 3 physical natural gas forward contracts and options derivative assets and liabilities consist of both long and short positions (forwards and options). Forward price decreases (increases) as of December 31, 2019 would have resulted in lower (higher) values, respectively, for long forwards and options and higher (lower) values, respectively, for short forwards and options.

The Registrants determine the appropriate level for each financial asset and liability on a quarterly basis and recognize transfers between levels at the end of the reporting period.

The following tables present information about the Registrants’ assets and liabilities (including derivatives that are presented net) measured at fair value on a recurring basis as of December 31, 2019 and December 31, 2018, and indicate the fair value hierarchy of the valuation techniques utilized by the Registrants to determine such fair value.

CenterPoint Energy

	December 31, 2019					December 31, 2018
	Level 1	Level 2	Level 3	Netting (1)	Total	Level 1	Level 2	Level 3	Netting (1)	Total
Assets	(in millions)
Corporate equities	$825	$—	$—	$—	$825	$542	$—	$—	$—	$542
Investments, including money market funds (2)	49	—	—	—	49	66	—	—	—	66
Natural gas derivatives (3)(4)(5)	—	250	42	(98)	194	—	173	47	(82)	138
Hedged portion of natural gas inventory (5)	—	—	—	—	—	1	—	—	—	1
Total assets	$874	$250	$42	$(98)	$1,068	$609	$173	$47	$(82)	$747

	December 31, 2019					December 31, 2018
	Level 1	Level 2	Level 3	Netting (1)	Total	Level 1	Level 2	Level 3	Netting (1)	Total
Liabilities
Indexed debt securities derivative	$—	$893	$—	$—	$893	$—	$601	$—	$—	$601
Interest rate derivatives	—	10	—	—	10	24	—	—	—	24
Natural gas derivatives	—	22	—	—	22	$—	$—	$—	$—	—
Natural gas derivatives (3)(4)(5)	—	195	24	(161)	58	—	191	17	(101)	107
Hedged portion of natural gas inventory (5)	13	—	—	—	13	—	—	—	—	—
Total liabilities	$13	$1,120	$24	$(161)	$996	$24	$792	$17	$(101)	$732

Houston Electric

	December 31, 2019					December 31, 2018
	Level 1	Level 2	Level 3	Netting	Total	Level 1	Level 2	Level 3	Netting	Total
Assets	(in millions)
Investments, including money market funds (2)	$32	$—	$—	$—	$32	$48	$—	$—	$—	$48
Total assets	$32	$—	$—	$—	$32	$48	$—	$—	$—	$48
Liabilities
Interest rate derivatives	$—	$—	$—	$—	$—	$24	$—	$—	$—	$24
Total liabilities	$—	$—	$—	$—	$—	$24	$—	$—	$—	$24

CERC

	December 31, 2019					December 31, 2018
	Level 1	Level 2	Level 3	Netting (1)	Total	Level 1	Level 2	Level 3	Netting (1)	Total
Assets	(in millions)
Corporate equities	$2	$—	$—	$—	$2	$2	$—	$—	$—	$2
Investments, including money market funds (2)	11	—	—	—	11	11	—	—	—	11
Natural gas derivatives (3)(4)(5)	—	250	42	(98)	194	—	173	47	(82)	138
Hedged portion of natural gas inventory (5)	—	—	—	—	—	1	—	—	—	1
Total assets	$13	$250	$42	$(98)	$207	$14	$173	$47	$(82)	$152
Liabilities
Natural gas derivatives (3)(4)(5)	$—	$195	$24	$(161)	$58	$—	$191	$17	$(101)	$107
Hedged portion of natural gas inventory (5)	13	—	—	—	13	—	—	—	—	—
Total liabilities	$13	$195	$24	$(161)	$71	$—	$191	$17	$(101)	$107

(1)
Amounts represent the impact of legally enforceable master netting arrangements that allow CenterPoint Energy and CERC to settle positive and negative positions and also include cash collateral posted with the same counterparties as follows:

	December 31, 2019		December 31, 2018
	CenterPoint Energy	CERC	CenterPoint Energy	CERC
	(in millions)
Cash collateral posted with the same counterparties (5)	$63	$63	$19	$19

(2)	Amounts are included in Prepaid and Other Current Assets and Other Assets in the Consolidated Balance Sheets.

(3)	Natural gas derivatives include no material amounts related to physical forward transactions with Enable.

(4)
Level 1 natural gas derivatives include exchange-traded derivatives cleared by the CME, which deems that financial instruments cleared by the CME are settled daily in connection with posted cash payments. As a result of this exchange rule, CME-related derivatives are considered to have no fair value at the balance sheet date for financial reporting purposes, and are presented in Level 1 net of posted cash; however, the derivatives remain outstanding and subject to future commodity price fluctuations until they are settled in accordance with their contractual terms. Derivative transactions cleared on exchanges other than the CME (e.g., the Intercontinental Exchange or ICE) continue to be reported on a gross basis.

(5)	Amounts are classified as held for sale in the Registrants’ respective Condensed Consolidated Balance Sheets.

The following table presents additional information about assets or liabilities, including derivatives classified as held for sale, that are measured at fair value on a recurring basis for which CenterPoint Energy and CERC have utilized Level 3 inputs to determine fair value:

	Year Ended December 31,
	2019		2018		2017
	CenterPoint Energy	CERC	CenterPoint Energy	CERC	CenterPoint Energy	CERC
	(in millions)
Continuing operations:
Beginning balance	$—	$—	$(668)	$—	$(717)	$—
Total gains	—	—	—	—	49	—
Transfers out of Level 3 (1)	—	—	668	—	—	—
Ending balance	$—	$—	$—	$—	$(668)	$—
Discontinued operations:
Beginning balance	$30	$30	$46	$46	$13	$13
Total gains	17	17	30	30	47	47
Total settlements	(22)	(22)	(39)	(39)	(11)	(11)
Transfers into Level 3	(1)	(1)	5	5	14	14
Transfers out of Level 3	(6)	(6)	(12)	(12)	(17)	(17)
Ending balance (2)	$18	$18	$30	$30	$46	$46

The amount of total gains for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date:
Continuing operations	$—	$—	$—	$—	$49	$—
Discontinued operations	12	12	18	18	38	38

(1)	During 2018, CenterPoint Energy transferred its indexed debt securities derivative from Level 3 to Level 2 to reflect changes in the significance of the unobservable inputs used in the valuation.

(2)
CenterPoint Energy and CERC did not have significant Level 3 purchases or sales during any of the years ended December 31, 2019, 2018 or 2017. The Level 3 assets and liabilities as of years ended December 31, 2019, 2018 and 2017 are classified in the CenterPoint Energy’s and CERC’s respective Condensed Consolidated Balance Sheets as held for sale.

Estimated Fair Value of Financial Instruments

The fair values of cash and cash equivalents, investments in debt and equity securities classified as “trading” and short-term borrowings are estimated to be approximately equivalent to carrying amounts and have been excluded from the table below. The carrying amounts of non-trading derivative assets and liabilities and CenterPoint Energy’s ZENS indexed debt securities derivative are stated at fair value and are excluded from the table below. The fair value of each debt instrument is determined by multiplying the principal amount of each debt instrument by a combination of historical trading prices and comparable issue data. These liabilities, which are not measured at fair value in the Registrants’ Consolidated Balance Sheets, but for which the fair value is disclosed, would be classified as Level 2 in the fair value hierarchy.

	December 31, 2019			December 31, 2018
	CenterPoint Energy (1)	Houston Electric (1)	CERC	CenterPoint Energy (1)	Houston Electric (1)	CERC
Long-term debt, including current maturities	(in millions)
Carrying amount	$15,093	$4,950	$2,546	$9,140	$4,717	$2,371
Fair value	16,067	5,457	2,803	9,308	4,770	2,488

(1)	Includes Securitization Bond debt.

Items measured at Fair Value on a Non-recurring Basis

CenterPoint Energy and CERC recorded a goodwill impairment charge of $48 million related to its Energy Services Disposal Group in 2019. See Notes 4 and 6.